UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2007

Check here if Amendment  [_]; Amendment Number:
     This Amendment (Check only one.):  [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Afton Capital Management LLC
Address:  120 Cottage Place, Charlotte, NC 28207


Form 13F File Number:  28-10462

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Coy Monk
Title:    Managing Member
Phone:    (704)887-2483

Signature, Place, and Date of Signing:

     /s/ Albert Coy Monk, IV        Charlotte, NC              11/12/07
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   30

Form 13F Information Table Value Total:  $ 63,751 K
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
               FORM 13F INFORMATIONAL TABLE

          ITEM 1:              ITEM 2:     ITEM 3:       ITEM 4:      ITEM 5:         ITEM 6:           ITEM 7:        ITEM 8:
----------------------------  -------- ------------- ------------- ---------- ----------------------- --------- --------------------
      NAME OF ISSUER          TITLE OF       CUSIP          FAIR    SHARES OR       INVESTMENT         MANAGERS   VOTING AUTHORITY
                                 CLASS      NUMBER        MARKET    PRINCIPAL       DISCRETION
                                                           VALUE      AMOUNT
                                                                               ------ ------- -------           ------- ------ -----
                                                                                [A]     [B]     [C]               [A]    [B]    [C]
                                                                                               SHARED
                                                                                SOLE   SHARED  OTHER              SOLE  SHARED NONE
----------------------------  -------- ------------- ------------- ----------  ------ ------- -------  -------- ------- ------ -----
***FOSTER WHEELER LTD             com    G36535139   $ 1,312,800.00    10,000  sole                              10,000
***RESEARCH IN MOTION LTD         com    760975102   $ 2,660,850.00    27,000  sole                              27,000
ALTRIA GROUP INC                  com    02209S103   $ 3,337,440.00    48,000  sole                              48,000
AMERICA MOVIL S A DE CV ADR       com    02364W105   $ 2,560,000.00    40,000  sole                              40,000
APPLE COMPUTER INC                com    037833100   $ 1,534,700.00    10,000  sole                              10,000
ATP OIL & GAS CORP                com    00208J108   $ 1,109,908.00    23,600  sole                              23,600
BRINK'S COMPANY                   com    109696104   $ 2,849,880.00    51,000  sole                              51,000
CALGON CARBON CORP                com    129603106   $ 2,443,000.00   175,000  sole                             175,000
CAMECO CORP                       com    13321L108   $ 1,618,400.00    35,000  sole                              35,000
CIENA CORPORATION                 com    171779309   $ 1,523,200.00    40,000  sole                              40,000
COVANTA HOLDING CORPORATION       com    22282E102   $ 3,249,094.62   132,562  sole                             132,562
EMC CORP-MASS                     com    268648102   $ 2,392,000.00   115,000  sole                             115,000
GENTEK INC                        com    37245X203   $ 3,314,785.92   110,199  sole                             110,199
GOOGLE INC                        com    38259P508   $ 3,233,439.00     5,700  sole                               5,700
HARSCO CORP                       com    46114T508   $ 1,541,020.00    26,000  sole                              26,000
JDA SOFTWARE GROUP INC            com    46612K108   $ 1,425,540.00    69,000  sole                              69,000
LOEWS CORP                        com    540424207   $ 4,153,766.22    50,514  sole                              50,514
MCDERMOTT INTERNATIONAL INC       com    580037109   $ 3,244,800.00    60,000  sole                              60,000
MICROSEMI CORP                    com    595137100   $ 1,533,400.00    55,000  sole                              55,000
MIRANT CORP                       com    60467R100   $ 1,228,536.00    30,200  sole                              30,200
NOBLE INTL LTD                    com    655053106   $   661,246.11    31,059  sole                              31,059
ORACLE SYSTEMS CORP               com    68389X105   $ 2,598,000.00   120,000  sole                             120,000
PETROHAWK ENERGY CORPORATION      com    716495106   $   525,440.00    32,000  sole                              32,000
ROCKWELL COLLINS INC              com    774341101   $ 2,191,200.00    30,000  sole                              30,000
SHAW GROUP INC                    com    820280105   $ 1,162,000.00    20,000  sole                              20,000
TENNECO AUTOMOTIVE INC            com    880349105   $ 2,480,800.00    80,000  sole                              80,000
TEXTRON INC                       com    883203101   $ 3,048,290.00    49,000  sole                              49,000
TRANSDIGM GROUP INC               com    893641100   $ 2,285,500.00    50,000  sole                              50,000
TRIPLE CROWN MEDIA INC            com    89675K102   $   360,068.86    58,358  sole                              58,358
ULTRA PETROLEUM CORP              com    903914109   $ 2,171,400.00    35,000  sole                              35,000


                                                      63,750,505    1,619,192                                 1,619,192
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